Contents of Significant Accounts - Components of Other Comprehensive Income (Loss) (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 TWD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 TWD ($)	Dec. 31, 2020 TWD ($)
Statement of changes in equity [abstract]
Remeasurements of defined benefit pension plans, Arising during the period	$ 296,804	$ 9,658	$ (197,477)	$ (192,581)
Unrealized gains or losses from equity instruments investments measured at fair value through other comprehensive income, Arising during the period	(4,646,064)	(151,190)	5,811,342	4,815,361
Share of other comprehensive income (loss) of associates and joint ventures which will not be reclassified subsequently to profit or loss, Arising during the period	(1,694,965)	(55,156)	2,959,130	883,508
Exchange differences on translation of foreign operations, Arising during the period	9,292,308		(4,743,299)	(2,917,361)
Share of other comprehensive income (loss) of associates and joint ventures which may be reclassified subsequently to profit or loss, Arising during the period	91,442		(24,018)	37,474
Total other comprehensive income (loss), Arising during the period	3,339,525		3,805,678	2,626,401
Exchange differences on translation of foreign operations, Reclassification adjustments during the period	0		2,283	(2,919)
Share of other comprehensive income (loss) of associates and joint ventures which may be reclassified subsequently to profit or loss, Reclassification adjustments during the period	0		(394)	22,843
Total other comprehensive income (loss), Reclassification adjustments during the period	0		1,889	19,924
Remeasurements of defined benefit pension plans, Before tax	296,804	9,658	(197,477)	(192,581)
Unrealized gains or losses from equity instruments investments measured at fair value through other comprehensive income, Before tax	(4,646,064)		5,811,342	4,815,361
Share of other comprehensive income (loss) of associates and joint ventures which will not be reclassified subsequently to profit or loss, Before tax	(1,694,965)	(55,156)	2,959,130	883,508
Exchange differences on translation of foreign operations, Before tax	9,292,308	302,385	(4,741,016)	(2,920,280)
Share of other comprehensive income (loss) of associates and joint ventures which may be reclassified subsequently to profit or loss, Before tax	91,442	2,976	(24,412)	60,317
Total other comprehensive income (loss), Before tax	3,339,525		3,807,567	2,646,325
Remeasurements of defined benefit pension plans, Income tax effect	(59,361)		39,495	38,516
Unrealized gains or losses from equity instruments investments measured at fair value through other comprehensive income, Income tax effect	(71,121)		(360,061)	(134,887)
Share of other comprehensive income (loss) of associates and joint ventures which will not be reclassified subsequently to profit or loss, Income tax effect	123,483		(96,510)	(115,048)
Exchange differences on translation of foreign operations, Income tax effect	883,238		23,175	38,541
Share of other comprehensive income (loss) of associates and joint ventures which may be reclassified subsequently to profit or loss, Income tax effect	(23,672)		6,763	7,372
Total other comprehensive income (loss), Income tax effect	852,567		(387,138)	(165,506)
Remeasurements of defined benefit pension plans, Net of tax	237,443		(157,982)	(154,065)
Unrealized gains or losses from equity instruments investments measured at fair value through other comprehensive income, Net of tax	(4,717,185)		5,451,281	4,680,474
Share of other comprehensive income (loss) of associates and joint ventures which will not be reclassified subsequently to profit or loss, Net of tax	(1,571,482)		2,862,620	768,460
Exchange differences on translation of foreign operations, Net of tax	10,175,546		(4,717,841)	(2,881,739)
Share of other comprehensive income (loss) of associates and joint ventures which may be reclassified subsequently to profit or loss, Net of tax	67,770		(17,649)	67,689
Total other comprehensive income (loss)	$ 4,192,092	$ 136,417	$ 3,420,429	$ 2,480,819